Premises and Equipment	12 Months Ended
Dec. 31, 2013
Premises and Equipment [Abstract]
Premises and Equipment

7.  Premises and Equipment

The detail of premises and equipment as of December 31st for the past two years is as follows:

(In thousands)	December 31, 2013	December 31, 2012
Land and buildings	$17,022	$12,347
Furniture, fixtures and equipment	6,603	6,719
Leasehold improvements	1,656	2,319
Gross premises and equipment	25,281	21,385
Less: Accumulated depreciation	(9,609)	(9,323)
Net premises and equipment	$15,672	$12,062

The December 31, 2013 figures reflect the Bank’s purchase of three of its leased branch locations for $4.3 million in April 2013.  Amounts charged to noninterest expense for depreciation of premises and equipment amounted to $1.2 million and $1.1 million in 2013 and 2012, respectively.